Share-Based Payments - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	6,547,018	5,344,777
Performance rights forfeited	128,503	200,000
Weighted average remaining contractual life of outstanding share options	3 years 9 months 18 days	4 years 9 months 18 days
Exercise price | $ / shares			$ 0.54		$ 0.51	$ 0.51
Number of share options awarded	0	0
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares					1.40	1.40
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares					$ 0.50	$ 0.50
Performance Rights and Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights	The performance rights and options carry no dividend or voting rights.
Number of performance right and option convertible to ordinary share	1
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	6,547,018
Number of performance right convertible to ordinary shares	1
Performance rights forfeited	128,503
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights	The share rights carry no dividend or voting rights.
Number of share right convertible to ordinary share	1
Granted	436,403	309,049	0	0
Performance rights forfeited		6,510
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights issuing fixed value | $	$ 110,000
Number of share rights convertible to ordinary shares	1	1
Share-based compensation expense recognized | $	$ 444,480	$ 2,620,399